UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	4/30/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison Equity Income Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Income Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Income Fund

June 15, 2016

Prudential Jennison Equity Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–1.00	–5.82	41.18	106.53	—
Class B	–1.39	–6.57	35.94	91.61	—
Class C	–1.45	–6.58	35.94	91.62	—
Class Q	–0.88	–5.53	43.75	N/A	56.48 (1/18/11)
Class R	–1.15	–6.08	39.42	N/A	51.66 (1/18/11)
Class Z	–0.92	–5.62	42.91	N/A	91.46 (8/25/08)
Lipper Equity Income Funds Index*	1.76	–0.46	53.23	73.76	—
S&P 500 Index	0.43	1.21	68.52	94.91	—
Lipper Equity Income Funds Average	1.52	–1.47	48.99	79.85	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–11.65	6.58	7.06	—
Class B		–11.31	6.83	6.87	—
Class C		–8.01	6.98	6.87	—
Class Q		–6.16	8.18	N/A	8.85 (1/18/11)
Class R		–6.70	7.54	N/A	8.21 (1/18/11)
Class Z		–6.26	8.06	N/A	8.81 (8/25/08)
Lipper Equity Income Funds Index*		–0.56	9.33	5.78	—
S&P 500 Index		1.78	11.56	7.00	—
Lipper Equity Income Funds Average		–1.48	8.64	6.04	—

*Returns for the Lipper Equity Income Funds Index reflect the expenses of the mutual funds included in the Index.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Lipper Equity Income Funds Index—Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities. These funds’ gross or net yields must be at least 125% of the average gross or net yield of the US diversified equity fund universe. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q and Class R shares through 4/30/16 are 63.85% and 73.50% for Class Z shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q and Class R shares through 3/31/16 are 9.76% and 7.36% for Class Z shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q and Class R shares through 4/30/16 are 79.51% and 90.18% for Class Z shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q and Class R shares through 3/31/16 are 11.91% and 8.79% for Class Z shares.

Lipper Equity Income Funds Average—The Lipper Equity Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity Income Funds category for the periods noted. Funds in the

Prudential Jennison Equity Income Fund	5

Your Fund’s Performance (continued)

Lipper Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q and Class R shares through 4/30/16 are 59.11% and 72.04% for Class Z shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q and Class R shares through 3/31/16 are 9.11% and 7.19% for Class Z shares.

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index would be lower if it included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average and the Lipper Equity Income Funds Index reflect the deduction of mutual fund operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
McDonald’s Corp., Hotels, Restaurants & Leisure	4.2
Cisco Systems, Inc., Communications Equipment	4.0
Bristol-Myers Squibb Co., Pharmaceuticals	3.8
Philip Morris International, Inc., Tobacco	3.6
Royal Dutch Shell PLC (Netherlands), Oil, Gas & Consumable Fuels	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Real Estate Investment Trusts (REITs)	12.8
Oil, Gas & Consumable Fuels	11.4
Pharmaceuticals	7.4
Food Products	7.2
Hotels, Restaurants & Leisure	6.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Equity Income Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Income Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$990.00	1.15%	$5.69
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class B	Actual	$1,000.00	$986.10	1.90%	$9.38
	Hypothetical	$1,000.00	$1,015.42	1.90%	$9.52
Class C	Actual	$1,000.00	$985.50	1.90%	$9.38
	Hypothetical	$1,000.00	$1,015.42	1.90%	$9.52
Class Q	Actual	$1,000.00	$991.20	0.79%	$3.91
	Hypothetical	$1,000.00	$1,020.93	0.79%	$3.97
Class R	Actual	$1,000.00	$988.50	1.40%	$6.92
	Hypothetical	$1,000.00	$1,017.90	1.40%	$7.02
Class Z	Actual	$1,000.00	$990.80	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.20	1.15
B	1.90	1.90
C	1.90	1.90
Q	0.79	0.79
R	1.65	1.40
Z	0.90	0.90

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Equity Income Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS 93.8%

Aerospace & Defense 1.6%
Boeing Co. (The)	213,986	$28,845,313
Lockheed Martin Corp.	135,228	31,424,282

		60,269,595

Banks 4.8%
Bank of America Corp.	2,599,835	37,853,597
JPMorgan Chase & Co.	1,195,655	75,565,396
Wells Fargo & Co.	1,361,768	68,061,165

		181,480,158

Beverages 4.5%
Britvic PLC (United Kingdom)	4,971,668	51,219,963
Coca-Cola Co. (The)	432,152	19,360,410
Coca-Cola Enterprises, Inc.	1,937,040	101,655,859

		172,236,232

Biotechnology 1.4%
AbbVie, Inc.	846,369	51,628,509

Communications Equipment 4.0%
Cisco Systems, Inc.	5,534,197	152,135,076

Containers & Packaging 1.0%
Bemis Co., Inc.	759,971	38,135,345

Diversified Financial Services
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*(a)(b)^	100,000	1,366,842

Diversified Telecommunication Services 4.0%
AT&T, Inc.	994,814	38,618,680
Frontier Communications Corp.(c)	18,009,357	100,132,025
HKBN Ltd. (Hong Kong), 144A(a)	11,130,869	13,687,417

		152,438,122

Electric Utilities 1.6%
Alupar Investimento SA (Brazil)	400,023	1,564,384
Alupar Investimento SA (Brazil), 144A(a)	1,893,491	7,404,943
PG&E Corp.	883,411	51,414,520

		60,383,847

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food Products 7.2%
ConAgra Foods, Inc.	1,102,586	$49,131,232
JM Smucker Co. (The)	815,326	103,530,095
Kraft Heinz Co. (The)	1,484,093	115,863,141
Pilgrim’s Pride Corp. (Brazil)*	246,122	6,623,143

		275,147,611

Hotels, Restaurants & Leisure 6.5%
Carnival Corp.	725,334	35,577,633
McDonald’s Corp.	1,261,489	159,565,744
SeaWorld Entertainment, Inc.(c)	2,685,182	53,515,677

		248,659,054

Household Products 1.1%
Procter & Gamble Co. (The)	535,664	42,917,400

Independent Power & Renewable Electricity Producers 1.6%
Abengoa Yield PLC (Spain)(c)	2,926,967	52,773,215
NRG Yield, Inc. (Class A Stock)	406,638	6,152,433

		58,925,648

Industrial Conglomerates 1.9%
General Electric Co.	2,301,140	70,760,055

Insurance 0.7%
MetLife, Inc.	620,331	27,976,928

IT Services 5.2%
Computer Sciences Corp.	2,785,158	92,272,284
CSRA, Inc.	1,775,809	46,100,002
Xerox Corp.	6,244,378	59,946,029

		198,318,315

Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	282,050	40,685,713

Media 1.1%
Time Warner, Inc.	535,186	40,213,876

Multi-Utilities 1.2%
Sempra Energy	441,474	45,626,338

Oil, Gas & Consumable Fuels 10.1%
Cheniere Energy Partners LP Holdings LLC	3,429,230	66,801,401
Euronav NV (Belgium)	2,615,106	28,426,202

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Occidental Petroleum Corp.	905,825	$69,431,486
Pembina Pipeline Corp. (Canada)	1,184,394	35,519,976
Royal Dutch Shell PLC (Netherlands), ADR(c)	2,337,139	123,611,282
Suncor Energy, Inc. (Canada)	678,409	19,924,872
TransCanada Corp. (Canada)	761,622	31,625,493
TransCanada Corp. (Canada), Sub Receipt	207,491	8,347,928

		383,688,640

Pharmaceuticals 6.9%
Bristol-Myers Squibb Co.	1,980,139	142,926,433
Endo International PLC*	1,086,852	29,345,004
Pfizer, Inc.	2,725,954	89,165,955

		261,437,392

Real Estate Investment Trusts (REITs) 11.5%
Crown Castle International Corp.	571,390	49,642,363
CyrusOne, Inc.	2,376,182	104,860,912
Digital Realty Trust, Inc.	1,277,312	112,377,910
GEO Group, Inc. (The)	1,208,656	38,713,252
MFA Financial, Inc.	5,218,170	36,057,555
MGM Growth Properties LLC*	262,907	5,802,357
QTS Realty Trust, Inc. (Class A Stock)	883,546	42,781,297
Starwood Property Trust, Inc.	2,443,315	47,302,578

		437,538,224

Road & Rail 1.7%
Ryder System, Inc.	325,092	22,405,341
Union Pacific Corp.	464,509	40,519,120

		62,924,461

Software 2.6%
Microsoft Corp.	1,981,768	98,830,770

Specialty Retail 3.8%
Home Depot, Inc. (The)	757,126	101,371,600
Lowe’s Cos., Inc.	578,692	43,992,166

		145,363,766

Textiles, Apparel & Luxury Goods 2.4%
Coach, Inc.	2,301,246	92,671,176

Tobacco 3.6%
Philip Morris International, Inc.	1,394,411	136,819,607

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.7%
Vodafone Group PLC (United Kingdom), ADR(c)	851,229	$27,869,238

TOTAL COMMON STOCKS (cost $3,226,709,684)		3,566,447,938

PREFERRED STOCKS 5.2%

Diversified Telecommunication Services 2.1%
Frontier Communications Corp., Series A, CVT, 11.125%	767,596	80,060,263

Oil, Gas & Consumable Fuels 1.3%
Hess Corp., CVT, 8.00%(c)	641,946	48,800,735

Pharmaceuticals 0.5%
Allergan PLC (Ireland) Series A, CVT, 5.50%	27,045	21,946,747

Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp., CVT, 5.50%	470,879	48,820,735

TOTAL PREFERRED STOCKS (cost $179,242,999)		199,628,480

TOTAL LONG-TERM INVESTMENTS (cost $3,405,952,683)		3,766,076,418

SHORT-TERM INVESTMENT 4.6%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $175,443,252; includes $118,078,499 of cash collateral for securities on loan) (Note 3)(d)(e)	175,443,252	175,443,252

TOTAL INVESTMENTS 103.6% (cost $3,581,395,935) (Note 5)		3,941,519,670
Liabilities in excess of other assets (3.6)%		(137,494,688)

NET ASSETS 100.0%		$3,804,024,982

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

OTC—Over-the-counter

REIT—Real Estate Investment Trust

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,366,842 and 0.0% of net assets.
*	Non-income producing security.

See Notes to Financial Statements.

14

(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,000,000. The aggregate value, $1,366,842, is approximately 0.0% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,902,042; cash collateral of $118,078,499 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$60,269,595	$—	$—
Banks	181,480,158	—	—
Beverages	121,016,269	51,219,963	—
Biotechnology	51,628,509	—	—
Communications Equipment	152,135,076	—	—
Containers & Packaging	38,135,345	—	—
Diversified Financial Services	—	—	1,366,842
Diversified Telecommunication Services	138,750,705	13,687,417	—
Electric Utilities	60,383,847	—	—
Food Products	275,147,611	—	—
Hotels, Restaurants & Leisure	248,659,054	—	—
Household Products	42,917,400	—	—
Independent Power & Renewable Electricity Producers	58,925,648	—	—
Industrial Conglomerates	70,760,055	—	—
Insurance	27,976,928	—	—
IT Services	198,318,315	—	—
Life Sciences Tools & Services	40,685,713	—	—
Media	40,213,876	—	—
Multi-Utilities	45,626,338	—	—

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Level 1	Level 2	Level 3
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$383,688,640	$—	$—
Pharmaceuticals	261,437,392	—	—
Real Estate Investment Trusts (REITs)	437,538,224	—	—
Road & Rail	62,924,461	—	—
Software	98,830,770	—	—
Specialty Retail	145,363,766	—	—
Textiles, Apparel & Luxury Goods	92,671,176	—	—
Tobacco	136,819,607	—	—
Wireless Telecommunication Services	27,869,238	—	—
Preferred Stocks
Diversified Telecommunication Services	80,060,263	—	—
Oil, Gas & Consumable Fuels	48,800,735	—	—
Pharmaceuticals	21,946,747	—	—
Real Estate Investment Trusts (REITs)	48,820,735	—	—
Affiliated Mutual Fund	175,443,252	—	—

Total	$3,875,245,448	$64,907,380	$1,366,842

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bonds
Balance as of 10/31/15	$1,213,967	$59,173,184
Accrued discount/premium	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	152,875	(622,493)
Purchases	—	—
Sales		(58,550,691)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 4/30/16	$1,366,842	$—

*	Of which, $152,875 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

	Fair Value April 30, 2016	Valuation Methodology	Unobservable Input
Common Stock	$1,366,842	Mark-to-Market (Index)	Discretionary Adjustment Rate

See Notes to Financial Statements.

16

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Real Estate Investment Trusts (REITs)	12.8%
Oil, Gas & Consumable Fuels	11.4
Pharmaceuticals	7.4
Food Products	7.2
Hotels, Restaurants & Leisure	6.5
Diversified Telecommunication Services	6.1
IT Services	5.2
Banks	4.8
Affiliated Mutual Fund (including 3.1% of collateral for securities on loan)	4.6
Beverages	4.5
Communications Equipment	4.0
Specialty Retail	3.8
Tobacco	3.6
Software	2.6
Textiles, Apparel & Luxury Goods	2.4
Industrial Conglomerates	1.9
Road & Rail	1.7%
Electric Utilities	1.6
Aerospace & Defense	1.6
Independent Power & Renewable Electricity Producers	1.6
Biotechnology	1.4
Multi-Utilities	1.2
Household Products	1.1
Life Sciences Tools & Services	1.1
Media	1.1
Containers & Packaging	1.0
Insurance	0.7
Wireless Telecommunication Services	0.7

103.6
Liabilities in excess of other assets	(3.6)

100.0%

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	17

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value, including securities on loan of $113,902,042:
Unaffiliated investments (cost $3,405,952,683)	$3,766,076,418
Affiliated investments (cost $175,443,252)	175,443,252
Cash	3,400,393
Receivable for investments sold	43,294,789
Receivable for Fund shares sold	9,537,738
Dividends and interest receivable	5,711,078
Tax reclaim receivable	2,007,934
Prepaid expenses	15,440

Total assets	4,005,487,042

Liabilities
Payable to broker for collateral for securities on loan	118,078,499
Payable for investments purchased	62,097,827
Payable for Fund shares reacquired	16,631,140
Management fee payable	2,399,877
Distribution fee payable	1,269,145
Accrued expenses and other liabilities	879,421
Affiliated transfer agent fee payable	104,992
Deferred directors’ fees	1,159

Total liabilities	201,462,060

Net Assets	$3,804,024,982

Net assets were comprised of:
Common stock, at par	$262,555
Paid-in capital in excess of par	3,620,256,059

3,620,518,614
Undistributed net investment income	6,425,315
Accumulated net realized loss on investment and foreign currency transactions	(182,918,698)
Net unrealized appreciation on investments and foreign currencies	359,999,751

Net assets, April 30, 2016	$3,804,024,982

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share, ($1,236,267,723 ÷ 83,186,547 shares of common stock issued and outstanding)	$14.86
Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price to public	$15.72

Class B
Net asset value, offering price and redemption price per share, ($125,605,491 ÷ 9,119,534 shares of common stock issued and outstanding)	$13.77

Class C
Net asset value, offering price and redemption price per share, ($1,072,908,158 ÷ 78,112,268 shares of common stock issued and outstanding)	$13.74

Class Q
Net asset value, offering price and redemption price per share, ($22,518,878 ÷ 1,512,856 shares of common stock issued and outstanding)	$14.89

Class R
Net asset value, offering price and redemption price per share, ($41,767,450 ÷ 2,812,040 shares of common stock issued and outstanding)	$14.85

Class Z
Net asset value, offering price and redemption price per share, ($1,304,957,282 ÷ 87,811,633 shares of common stock issued and outstanding)	$14.86

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	19

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $181,534)	$80,734,910
Affiliated income from securities lending, net	722,628
Affiliated dividend income	79,802
Interest income	23,989

Total income	81,561,329

Expenses
Management fee	15,228,455
Distribution fee—Class A	1,988,276
Distribution fee—Class B	645,696
Distribution fee—Class C	5,580,138
Distribution fee—Class R	154,323
Transfer agent’s fees and expenses (including affiliated expense of $267,300)	2,202,000
Custodian and accounting fees	280,000
Shareholders’ reports	117,000
Registration fees	83,000
Directors’ fees	45,000
Insurance expenses	31,000
Legal fees and expenses	23,000
Audit fee	13,000
Loan interest expense	9,508
Miscellaneous	26,149

Total expenses	26,426,545
Less: Distribution fee waiver—Class A	(331,379)
Distribution fee waiver—Class R	(51,441)

Net expenses	26,043,725

Net investment income	55,517,604

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(174,047,324)
Foreign currency transactions	(376,786)

(174,424,110)

Net change in unrealized appreciation (depreciation) on:
Investments	31,339,567
Foreign currencies	425,189

31,764,756

Net loss on investment and foreign currency transactions	(142,659,354)

Net Decrease In Net Assets Resulting From Operations	$(87,141,750)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) In Net Assets
Operations
Net investment income	$55,517,604	$110,926,875
Net realized gain (loss) on investment and foreign currency transactions	(174,424,110)	335,963,743
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	31,764,756	(536,234,184)

Net decrease in net assets resulting from operations	(87,141,750)	(89,343,566)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(21,608,151)	(33,743,714)
Class B	(1,930,078)	(2,188,040)
Class C	(16,793,467)	(18,415,554)
Class Q	(422,208)	(436,796)
Class R	(617,137)	(763,518)
Class Z	(23,458,620)	(39,024,552)

	(64,829,661)	(94,572,174)

Distributions from net realized gains
Class A	(109,570,929)	(69,567,800)
Class B	(11,268,323)	(7,171,006)
Class C	(98,044,860)	(55,233,468)
Class Q	(1,994,090)	(253,788)
Class R	(3,289,249)	(1,670,449)
Class Z	(113,423,171)	(70,679,946)

	(337,590,622)	(204,576,457)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	390,949,869	928,311,730
Net asset value of shares issued in reinvestment of dividends and distributions	340,382,722	244,337,779
Cost of shares reacquired	(1,154,499,495)	(1,118,715,152)

Net increase (decrease) in net assets from Fund share transactions	(423,166,904)	53,934,357

Total decrease	(912,728,937)	(334,557,840)

Net Assets:
Beginning of period	4,716,753,919	5,051,311,759

End of period(a)	$3,804,024,982	$4,716,753,919

(a) Includes undistributed net investment income of:	$6,425,315	$15,737,372

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	21

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2016, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Jennison Equity Income Fund (the “Fund”). The financial statements of the other portfolio are not presented herein. The investment objective of the Fund is income and capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

22

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Equity Income Fund	23

Notes to Financial Statements (unaudited) (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to the guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

24

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies and forward currency contracts disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or

Prudential Jennison Equity Income Fund	25

Notes to Financial Statements (unaudited) (continued)

liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain (loss) on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt

26

securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such

Prudential Jennison Equity Income Fund	27

Notes to Financial Statements (unaudited) (continued)

payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

28

2. Agreements

The Company has a management agreement for the Fund with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .85% of the average daily net assets of the Fund up to and including $500 million, .80% on the next $500 million, .75% on the next $1.50 billion, .725% on the next $2.5 billion, .70% on the next $2.5 billion, .675% on the next $2.5 billion, and .65% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate was .76% of the Fund’s average daily net assets for the six months ended April 30, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively, through February 28, 2017.

PIMS has advised the Fund that it has received $802,374 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2016, it received $5,850, $ 94,707 and $58,293, in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Jennison Equity Income Fund	29

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses shown in the Statement of Operations include certain out-of pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended April 30, 2016, PGIM, Inc. has been compensated approximately $60,300 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2016, were $1,064,562,176 and $1,749,920,602, respectively.

30

5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$3,590,755,786

Appreciation	548,506,923
Depreciation	(197,743,039)

Net Unrealized Appreciation	$350,763,884

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital.

Of the Company’s authorized capital stock, 2.97 billion authorized shares, with a par value of $.001 per share, have been allocated to the Fund and divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z capital stock, each of which consists of 1,250 million, 20 million, 300 million, 75 million, 75 million, and 1,250 million authorized shares, respectively.

Prudential Jennison Equity Income Fund	31

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	4,085,324	$59,425,984
Shares issued in reinvestment of dividends and distributions	8,279,088	116,900,727
Shares reacquired	(24,534,736)	(361,504,808)

Net increase (decrease) in shares outstanding before conversion	(12,170,324)	(185,178,097)
Shares issued upon conversion from other share class(es)	350,320	5,180,693
Shares reacquired upon conversion into other share class(es)	(556,526)	(8,289,192)

Net increase (decrease) in shares outstanding	(12,376,530)	$(188,286,596)

Year ended October 31, 2015:
Shares sold	15,358,297	$268,125,533
Shares issued in reinvestment of dividends and distributions	5,295,522	91,082,434
Shares reacquired	(22,030,987)	(379,241,006)

Net increase (decrease) in shares outstanding before conversion	(1,377,168)	(20,033,039)
Shares issued upon conversion from other share class(es)	819,261	14,257,263
Shares reacquired upon conversion into other share class(es)	(1,838,818)	(32,091,873)

Net increase (decrease) in shares outstanding	(2,396,725)	$(37,867,649)

Class B
Six months ended April 30, 2016:
Shares sold	196,324	$2,604,268
Shares issued in reinvestment of dividends and distributions	771,544	10,130,371
Shares reacquired	(1,095,193)	(14,845,548)

Net increase (decrease) in shares outstanding before conversion	(127,325)	(2,110,909)
Shares reacquired upon conversion into other share class(es)	(209,164)	(2,874,329)

Net increase (decrease) in shares outstanding	(336,489)	$(4,985,238)

Year ended October 31, 2015:
Shares sold	346,362	$5,665,305
Shares issued in reinvestment of dividends and distributions	443,441	7,146,269
Shares reacquired	(1,323,724)	(21,324,148)

Net increase (decrease) in shares outstanding before conversion	(533,921)	(8,512,574)
Shares reacquired upon conversion into other share class(es)	(358,133)	(5,793,109)

Net increase (decrease) in shares outstanding	(892,054)	$(14,305,683)

32

Class C	Shares	Amount
Six months ended April 30, 2016:
Shares sold	4,043,384	$54,115,794
Shares issued in reinvestment of dividends and distributions	7,110,194	93,072,436
Shares reacquired	(15,216,633)	(207,046,701)

Net increase (decrease) in shares outstanding before conversion	(4,063,055)	(59,858,471)
Shares reacquired upon conversion into other share class(es)	(911,584)	(12,512,281)

Net increase (decrease) in shares outstanding	(4,974,639)	$(72,370,752)

Year ended October 31, 2015:
Shares sold	14,168,773	$231,046,504
Shares issued in reinvestment of dividends and distributions	3,661,966	58,817,343
Shares reacquired	(10,990,308)	(176,105,022)

Net increase (decrease) in shares outstanding before conversion	6,840,431	113,758,825
Shares issued upon conversion from other share class(es)	2,160	34,271
Shares reacquired upon conversion into other share class(es)	(1,503,822)	(24,422,276)

Net increase (decrease) in shares outstanding	5,338,769	$89,370,820

Class Q
Six months ended April 30, 2016:
Shares sold	190,644	$2,698,585
Shares issued in reinvestment of dividends and distributions	125,642	1,775,315
Shares reacquired*	(458,259)	(6,605,301)

Net increase (decrease) in shares outstanding before conversion	(141,973)	(2,131,401)
Shares issued upon conversion from other share class(es)	8,530	124,706

Net increase (decrease) in shares outstanding	(133,443)	$(2,006,695)

Year ended October 31, 2015:
Shares sold	1,719,200	$30,534,623
Shares issued in reinvestment of dividends and distributions	34,798	591,568
Shares reacquired	(419,969)	(7,087,368)

Net increase (decrease) in shares outstanding	1,334,029	$24,038,823

Class R
Six months ended April 30, 2016:
Shares sold	304,821	$4,548,866
Shares issued in reinvestment of dividends and distributions	276,458	3,906,347
Shares reacquired	(445,819)	(6,534,984)

Net increase (decrease) in shares outstanding	135,460	$1,920,229

Year ended October 31, 2015:
Shares sold	805,012	$14,064,831
Shares issued in reinvestment of dividends and distributions	141,634	2,433,967
Shares reacquired	(524,743)	(9,037,014)

Net increase (decrease) in shares outstanding	421,903	$7,461,784

Prudential Jennison Equity Income Fund	33

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2016:
Shares sold	17,642,971	$267,556,372
Shares issued in reinvestment of dividends and distributions	8,121,724	114,597,526
Shares reacquired	(37,420,530)	(557,962,153)

Net increase (decrease) in shares outstanding before conversion	(11,655,835)	(175,808,255)
Shares issued upon conversion from other share class(es)	1,370,100	20,318,987
Shares reacquired upon conversion into other share class(es)	(132,403)	(1,948,584)

Net increase (decrease) in shares outstanding	(10,418,138)	$(157,437,852)

Year ended October 31, 2015:
Shares sold	21,770,698	$378,874,934
Shares issued in reinvestment of dividends and distributions	4,906,364	84,266,198
Shares reacquired	(30,649,392)	(525,920,594)

Net increase (decrease) in shares outstanding before conversion	(3,972,330)	(62,779,462)
Shares issued upon conversion from other share class(es)	3,096,399	53,910,068
Shares reacquired upon conversion into other share class(es)	(338,712)	(5,894,344)

Net increase (decrease) in shares outstanding	(1,214,643)	$(14,763,738)

*	Includes affiliated redemption of 95 shares with a value of $1,528 for Class Q.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 7 days that the Fund had loans outstanding during the period was approximately $29,825,143, borrowed at a weighted average interest rate of 1.66%. The maximum loan outstanding amount during the period was $61,415,000. At April 30, 2016, the Fund did not have an outstanding loan amount.

8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value

34

per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison Equity Income Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$16.59	$17.88	$16.84	$13.90	$12.98	$12.92
Income (loss) from investment operations:
Net investment income	.21	.40	.70	.40	.55	.52
Net realized and unrealized gain (loss) on investments	(.46)	(.65)	1.77	3.01	.83	.02
Total from investment operations	(.25)	(.25)	2.47	3.41	1.38	.54
Less Dividends and Distributions:
Dividends from net investment income	(.27)	(.34)	(.70)	(.47)	(.46)	(.48)
Distributions from net realized gains on investments	(1.21)	(.70)	(.73)	-	-	-
Total dividends and distributions	(1.48)	(1.04)	(1.43)	(.47)	(.46)	(.48)
Net asset value, end of period	$14.86	$16.59	$17.88	$16.84	$13.90	$12.98
Total Return(a)	(1.06)%	(1.53)%	15.36%	25.14%	10.77%	4.16%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,236.3	$1,584.9	$1,751.8	$1,738.3	$1,249.1	$935.0
Average net assets (in millions)	$1,332.8	$1,745.2	$1,807.3	$1,458.7	$1,124.3	$731.3
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.15% (d)	1.13%	1.13%	1.16%	1.17%	1.22%
Expense before fee waivers and/or expense reimbursement	1.20% (d)	1.18%	1.18%	1.21%	1.22%	1.27%
Net investment income	2.92% (d)	2.31%	4.04%	2.63%	4.07%	3.88%
Portfolio turnover rate	26% (e)	76%	57%	91%	72%	70%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended April 30,	Year Ended October 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$15.51	$16.79	$15.90	$13.15	$12.31	$12.27
Income (loss) from investment operations:
Net investment income	.14	.25	.53	.25	.43	.39
Net realized and unrealized gain (loss) on investments	(.44)	(.61)	1.67	2.87	.77	.04
Total from investment operations	(.30)	(.36)	2.20	3.12	1.20	.43
Less Dividends and Distributions:
Dividends from net investment income	(.23)	(.22)	(.58)	(.37)	(.36)	(.39)
Distributions from net realized gains on investments	(1.21)	(.70)	(.73)	-	-	-
Total dividends and distributions	(1.44)	(.92)	(1.31)	(.37)	(.36)	(.39)
Net asset value, end of period	$13.77	$15.51	$16.79	$15.90	$13.15	$12.31
Total Return(a)	(1.45)%	(2.28)%	14.52%	24.16%	9.91%	3.45%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$125.6	$146.6	$173.7	$159.3	$90.6	$58.8
Average net assets (in millions)	$129.8	$164.6	$171.9	$119.3	$76.5	$42.0
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.90% (d)	1.88%	1.88%	1.91%	1.92%	1.97%
Expense before fee waivers and/or expense reimbursement	1.90% (d)	1.88%	1.88%	1.91%	1.92%	1.97%
Net investment income	2.09% (d)	1.56%	3.25%	1.81%	3.33%	3.07%
Portfolio turnover rate	26% (e)	76%	57%	91%	72%	70%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$15.47	$16.75	$15.87	$13.12	$12.28	$12.25
Income (loss) from investment operations:
Net investment income	.14	.25	.51	.27	.43	.39
Net realized and unrealized gain (loss) on investments	(.43)	(.61)	1.68	2.85	.77	.03
Total from investment operations	(.29)	(.36)	2.19	3.12	1.20	.42
Less Dividends and Distributions:
Dividends from net investment income	(.23)	(.22)	(.58)	(.37)	(.36)	(.39)
Distributions from net realized gains on investments	(1.21)	(.70)	(.73)	-	-	-
Total dividends and distributions	(1.44)	(.92)	(1.31)	(.37)	(.36)	(.39)
Net asset value, end of period	$13.74	$15.47	$16.75	$15.87	$13.12	$12.28
Total Return(a)	(1.38)%	(2.29)%	14.48%	24.22%	9.93%	3.37%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,072.9	$1,285.1	$1,302.2	$1,066.6	$691.5	$499.1
Average net assets (in millions)	$1,122.2	$1,353.4	$1,195.7	$851.3	$615.1	$356.1
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.90% (d)	1.88%	1.88%	1.91%	1.92%	1.97%
Expense before fee waivers and/or expense reimbursement	1.90% (d)	1.88%	1.88%	1.91%	1.92%	1.97%
Net investment income	2.11% (d)	1.56%	3.16%	1.87%	3.33%	3.08%
Portfolio turnover rate	26% (e)	76%	57%	91%	72%	70%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class Q Shares
	Six Months Ended April 30,	Year Ended October 31,				January 18, 2011(f) through October 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$16.60	$17.90	$16.85	$13.90	$12.99	$13.52
Income (loss) from investment operations:
Net investment income	.24	.47	.74	.46	.62	.29
Net realized and unrealized gain (loss) on investments	(.46)	(.67)	1.80	3.01	.80	(.43)
Total from investment operations	(.22)	(.20)	2.54	3.47	1.42	(.14)
Less Dividends and Distributions:
Dividends from net investment income	(.28)	(.40)	(.76)	(.52)	(.51)	(.39)
Distributions from net realized gains on investments	(1.21)	(.70)	(.73)	-	-	-
Total dividends and distributions	(1.49)	(1.10)	(1.49)	(.52)	(.51)	(.39)
Net asset value, end of period	$14.89	$16.60	$17.90	$16.85	$13.90	$12.99
Total Return(a)	(.81)%	(1.23)%	15.81%	25.64%	11.09%	(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22.5	$27.3	$5.6	$2.7	$2.2	$1.0
Average net assets (in millions)	$23.6	$16.0	$2.8	$2.3	$1.7	$0.2
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	.79% (d)	.78%	.78%	.81%	.81%	.89%	(d)
Expense before fee waivers and/or expense reimbursement	.79% (d)	.78%	.78%	.81%	.81%	.89%	(d)
Net investment income	3.29% (d)	2.77%	4.30%	3.00%	4.57%	2.99%	(d)
Portfolio turnover rate	26% (e)	76%	57%	91%	72%	70%	(e)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	39

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,				January 18, 2011(f) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$16.58		$17.88	$16.84	$13.89	$12.98	$13.52
Income (loss) from investment operations:
Net investment income	.18		.36	.59	.34	.52	.32
Net realized and unrealized gain (loss) on investments	(.45)		(.67)	1.84	3.05	.81	(.52)
Total from investment operations	(.27)		(.31)	2.43	3.39	1.33	(.20)
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.29)	(.66)	(.44)	(.42)	(.34)
Distributions from net realized gains on investments	(1.21)		(.70)	(.73)	-	-	-
Total dividends and distributions	(1.46)		(.99)	(1.39)	(.44)	(.42)	(.34)
Net assets, end of period (000)	$14.85		$16.58	$17.88	$16.84	$13.89	$12.98
Total Return(b)	(1.15)%		(1.83)%	15.08%	24.86%	10.42%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$41.8		$44.4	$40.3	$22.4	$8.9	$3.0
Average net assets (in millions)	$41.4		$44.6	$32.5	$14.7	$5.7	$1.5
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.40%	(d)	1.38%	1.38%	1.41%	1.42%	1.51%	(d)
Expense before fee waivers and/or expense reimbursement	1.65%	(d)	1.63%	1.63%	1.66%	1.67%	1.76%	(d)
Net investment income	2.51%	(d)	2.07%	3.40%	2.25%	3.83%	3.09%	(d)
Portfolio turnover rate	26%	(e)	76%	57%	91%	72%	70%	(e)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$16.58	$17.88	$16.84	$13.89	$12.97	$12.91
Income (loss) from investment operations:
Net investment income	.24	.44	.69	.43	.59	.53
Net realized and unrealized gain (loss) on investments	(.47)	(.66)	1.82	3.03	.82	.04
Total from investment operations	(.23)	(.22)	2.51	3.46	1.41	.57
Less Dividends and Distributions:
Dividends from net investment income	(.28)	(.38)	(.74)	(.51)	(.49)	(.51)
Distributions from net realized gains on investments	(1.21)	(.70)	(.73)	-	-	-
Total dividends and distributions	(1.49)	(1.08)	(1.47)	(.51)	(.49)	(.51)
Net asset value, end of period	$14.86	$16.58	$17.88	$16.84	$13.89	$12.97
Total Return(a)	(.92)%	(1.33)%	15.65%	25.47%	11.06%	4.42%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,305.0	$1,628.4	$1,777.7	$1,254.1	$837.3	$553.4
Average net assets (in millions)	$1,384.6	$1,779.5	$1,457.1	$1,023.2	$713.7	$348.9
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	.90% (d)	.88%	.88%	.91%	.92%	.98%
Expense before fee waivers and/or expense reimbursement	.90% (d)	.88%	.88%	.91%	.92%	.98%
Net investment income	3.21% (d)	2.56%	4.00%	2.87%	4.33%	4.00%
Portfolio turnover rate	26% (e)	76%	57%	91%	72%	70%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Income Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY INCOME FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	SPQAX	JEIBX	AGOCX	PJIQX	PJERX	JDEZX
CUSIP	74441L808	74441L881	74441L873	74441L816	74441L790	74441L832

MF203E2    0293024-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential QMA Mid-Cap Value Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Mid-Cap Value Fund

June 15, 2016

Prudential QMA Mid-Cap Value Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	0.52	–3.30	57.60	91.91	—
Class B	0.16	–3.98	51.80	78.30	—
Class C	0.15	–4.05	51.83	78.11	—
Class Q	0.73	–2.88	60.90	N/A	74.33 (1/18/11)
Class R	0.43	–3.59	N/A	N/A	–2.39 (12/22/14)
Class Z	0.64	–3.05	59.58	97.22	—
Russell Midcap Value Index	3.16	–0.18	64.40	103.34	—
S&P MidCap 400 Index	2.04	–0.94	55.30	111.24	—
Russell Midcap Index	0.81	–2.14	60.21	105.82	—
Lipper Mid-Cap Value Funds Average	1.10	–3.16	50.62	81.10	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–11.68	8.32	6.15	—
Class B		–11.55	8.61	5.98	—
Class C		–8.14	8.74	5.96	—
Class Q		–6.16	10.03	N/A	10.80 (1/18/11)
Class R		–6.80	N/A	N/A	–3.54 (12/22/14)
Class Z		–6.33	9.83	7.04	—
Russell Midcap Value Index		–3.39	10.52	7.23	—
S&P MidCap 400 Index		–3.60	9.52	7.78	—
Russell Midcap Index		–4.04	10.30	7.45	—
Lipper Mid-Cap Value Funds Average		–4.58	8.73	5.99	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell Midcap Value Index—The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the index are also members of the Russell 1000 Value Index. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 76.92% and 1.08% for Class R shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 11.22% and –0.84% for Class R shares.

Standard & Poor’s MidCap 400 Index—The Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how US mid-cap stock prices have performed. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 71.03% and 2.77% for Class R shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 10.69% and 1.22% for Class R shares.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market

Prudential QMA Mid-Cap Value Fund	5

Your Fund’s Performance (continued)

capitalization of the Russell 1000 Index. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 73.89% and 0.81% for Class R shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 11.08% and –0.20% for Class R shares.

Lipper Mid-Cap Value Funds Average—The Lipper Mid-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mid-Cap Value Funds category for the periods noted. Funds in the Lipper Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 62.42% and –0.65% for Class R shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 9.48% and –1.65% for Class R shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Newmont Mining Corp., Metals & Mining	1.7
PPL Corp., Electric Utilities	1.5
Public Service Enterprise Group, Inc., Multi-Utilities	1.5
SunTrust Banks, Inc., Banks	1.5
CenturyLink, Inc., Diversified Telecommunication Services	1.4

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential QMA Mid-Cap Value Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Mid-Cap Value Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,005.20	1.19%	$5.93
	Hypothetical	$1,000.00	$1,018.95	1.19%	$5.97
Class B	Actual	$1,000.00	$1,001.60	1.94%	$9.65
	Hypothetical	$1,000.00	$1,015.22	1.94%	$9.72
Class C	Actual	$1,000.00	$1,001.50	1.94%	$9.65
	Hypothetical	$1,000.00	$1,015.22	1.94%	$9.72
Class Q	Actual	$1,000.00	$1,007.30	0.80%	$3.99
	Hypothetical	$1,000.00	$1,020.89	0.80%	$4.02
Class R	Actual	$1,000.00	$1,004.30	1.44%	$7.18
	Hypothetical	$1,000.00	$1,017.70	1.44%	$7.22
Class Z	Actual	$1,000.00	$1,006.40	0.94%	$4.69
	Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.33	1.19
B	2.03	1.94
C	2.03	1.94
Q	0.89	0.80
R	1.78	1.44
Z	1.03	0.94

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential QMA Mid-Cap Value Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS 98.9%

Aerospace & Defense 1.5%
L-3 Communications Holdings, Inc.	46,200	$6,076,686
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	110,500	5,210,075
Triumph Group, Inc.	17,100	618,678

		11,905,439

Airlines 0.6%
JetBlue Airways Corp.*	131,500	2,602,385
Spirit Airlines, Inc.*	10,300	452,479
United Continental Holdings, Inc.*	43,000	1,969,830

		5,024,694

Auto Components 1.7%
Goodyear Tire & Rubber Co. (The)	245,200	7,103,444
Lear Corp.	55,500	6,389,715

		13,493,159

Banks 10.7%
Associated Banc-Corp.	126,600	2,309,184
BOK Financial Corp.	29,500	1,775,310
CIT Group, Inc.	162,500	5,617,625
Citizens Financial Group, Inc.	272,500	6,226,625
Comerica, Inc.	150,700	6,691,080
East West Bancorp, Inc.	107,800	4,041,422
Fifth Third Bancorp	487,100	8,918,801
Huntington Bancshares, Inc.	683,400	6,875,004
KeyCorp.	542,400	6,666,096
M&T Bank Corp.	71,900	8,507,208
PacWest Bancorp	111,700	4,465,766
Regions Financial Corp.	850,100	7,973,938
SunTrust Banks, Inc.	287,400	11,996,076
TCF Financial Corp.	59,300	808,852
Zions Bancorporation	54,900	1,510,848

		84,383,835

Building Products 0.4%
Owens Corning	59,900	2,759,593

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	1,800	306,576
Ameriprise Financial, Inc.	55,500	5,322,450
E*TRADE Financial Corp.*	309,200	7,785,656

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Legg Mason, Inc.	45,800	$1,470,638
Raymond James Financial, Inc.	17,000	886,890
Waddell & Reed Financial, Inc. (Class A Stock)	37,400	760,716

		16,532,926

Chemicals 3.5%
Cabot Corp.	82,000	4,000,780
Celanese Corp. (Class A Stock)	13,400	947,380
Eastman Chemical Co.	99,100	7,569,258
Mosaic Co. (The)	293,500	8,215,065
Platform Specialty Products Corp.*(a)	121,500	1,251,450
Westlake Chemical Corp.	110,300	5,535,957

		27,519,890

Commercial Services & Supplies 0.4%
ADT Corp. (The)	76,300	3,203,074

Communications Equipment 1.3%
Brocade Communications Systems, Inc.	642,800	6,177,308
Echostar Corp. (Class A Stock)*	29,100	1,190,772
Harris Corp.	34,600	2,768,346

		10,136,426

Construction & Engineering 2.5%
AECOM*(a)	153,400	4,983,966
Jacobs Engineering Group, Inc.*	167,300	7,458,234
Quanta Services, Inc.*	288,100	6,833,732

		19,275,932

Consumer Finance 1.3%
Ally Financial, Inc.*	430,200	7,661,862
Navient Corp.	191,000	2,610,970

		10,272,832

Containers & Packaging 0.1%
WestRock Co.	14,258	596,697

Diversified Financial Services 1.7%
Leucadia National Corp.	330,700	5,516,076
Voya Financial, Inc.	244,500	7,938,915

		13,454,991

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services 1.8%
CenturyLink, Inc.(a)	346,800	$10,733,460
Frontier Communications Corp.	655,100	3,642,356

		14,375,816

Electric Utilities 5.1%
Avangrid, Inc.	49,500	1,984,950
Edison International	115,500	8,167,005
Entergy Corp.	125,500	9,435,090
FirstEnergy Corp.	286,000	9,320,740
PPL Corp.	304,500	11,461,380

		40,369,165

Electrical Equipment 0.1%
Regal-Beloit Corp.	7,500	483,150

Electronic Equipment, Instruments & Components 2.8%
Arrow Electronics, Inc.*	120,200	7,464,420
Avnet, Inc.	168,000	6,908,160
Ingram Micro, Inc. (Class A Stock)	36,810	1,286,510
Jabil Circuit, Inc.	368,800	6,402,368

		22,061,458

Energy Equipment & Services 2.5%
Diamond Offshore Drilling, Inc.	22,600	548,276
Ensco PLC (Class A Stock)	208,600	2,494,856
FMC Technologies, Inc.*	57,400	1,750,126
Helmerich & Payne, Inc.(a)	25,900	1,712,508
National Oilwell Varco, Inc.(a)	180,713	6,512,897
Noble Corp. PLC	209,892	2,357,087
Oceaneering International, Inc.	37,300	1,367,045
Rowan Cos. PLC (Class A Stock)(a)	149,100	2,804,571

		19,547,366

Food Products 2.0%
Bunge Ltd.	134,800	8,425,000
Tyson Foods, Inc. (Class A Stock)	107,500	7,075,650

		15,500,650

Health Care Providers & Services 1.8%
Brookdale Senior Living, Inc.*	329,400	6,080,724
Community Health Systems, Inc.*	106,900	2,039,652
HCA Holdings, Inc.*	19,400	1,564,028

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
LifePoint Health, Inc.*	69,800	$4,715,688

		14,400,092

Household Durables 0.5%
Toll Brothers, Inc.*	95,200	2,598,960
Whirlpool Corp.	9,700	1,689,158

		4,288,118

Independent Power & Renewable Electricity Producers 1.0%
AES Corp.	679,800	7,586,568

Insurance 12.4%
Alleghany Corp.*	15,200	7,923,456
Allied World Assurance Co. Holdings AG	150,600	5,358,348
American Financial Group, Inc.	62,100	4,291,731
Aspen Insurance Holdings Ltd.	133,100	6,169,185
Assured Guaranty Ltd.	3,500	90,545
Axis Capital Holdings Ltd.	128,700	6,855,849
CNA Financial Corp.	29,600	935,360
Endurance Specialty Holdings Ltd.	103,700	6,634,726
Everest Re Group Ltd.	17,200	3,180,280
Hanover Insurance Group, Inc. (The)	82,500	7,075,200
Hartford Financial Services Group, Inc. (The)	231,300	10,265,094
Lincoln National Corp.	184,600	8,020,870
Loews Corp.	224,536	8,909,589
Principal Financial Group, Inc.	179,400	7,656,792
Reinsurance Group of America, Inc.	54,700	5,208,534
RenaissanceRe Holdings Ltd.	5,200	576,732
Unum Group	23,700	810,777
Validus Holdings Ltd.	54,400	2,507,296
XL Group PLC (Ireland)	155,600	5,092,788

		97,563,152

IT Services 0.6%
Xerox Corp.	456,400	4,381,440

Machinery 2.3%
AGCO Corp.	116,800	6,245,296
Colfax Corp.*(a)	134,600	4,365,078
Joy Global, Inc.	107,700	2,294,010
Kennametal, Inc.	12,200	285,236
PACCAR, Inc.	46,529	2,741,023

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
SPX FLOW, Inc.*	21,700	$650,132
Trinity Industries, Inc.	81,800	1,595,918

		18,176,693

Marine 0.2%
Kirby Corp.*	25,300	1,614,646

Media 1.8%
Liberty Braves Group (Class A Stock)*	12,360	193,311
Liberty Braves Group (Class C Stock)*	3,270	48,788
Liberty Media Group (Class A Stock)*	30,900	565,470
Liberty Media Group (Class C Stock)*	8,175	147,150
Liberty SiriusXM Group (Class A Stock)*	123,600	4,050,372
Liberty SiriusXM Group (Class C Stock)*	32,700	1,047,054
News Corp. (Class A Stock)	231,400	2,873,988
News Corp. (Class B Stock)(a)	129,600	1,679,616
TEGNA, Inc.	163,600	3,821,696

		14,427,445

Metals & Mining 3.9%
Alcoa, Inc.(a)	686,400	7,667,088
Newmont Mining Corp.	384,100	13,431,977
Reliance Steel & Aluminum Co.	106,600	7,885,202
Steel Dynamics, Inc.	54,300	1,368,903

		30,353,170

Multi-Utilities 3.4%
Ameren Corp.	18,300	878,400
CenterPoint Energy, Inc.	31,400	673,530
Consolidated Edison, Inc.(a)	77,600	5,788,960
NiSource, Inc.	253,600	5,759,256
Public Service Enterprise Group, Inc.	260,400	12,012,252
SCANA Corp.	22,700	1,559,263

		26,671,661

Multiline Retail 0.9%
Dillard’s, Inc. (Class A Stock)(a)	39,000	2,747,550
Kohl’s Corp.(a)	46,700	2,068,810
Macy’s, Inc.	59,800	2,367,482

		7,183,842

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 5.9%
Continental Resources, Inc.*(a)	47,200	$1,758,672
Hess Corp.	117,500	7,005,350
HollyFrontier Corp.	126,800	4,514,080
Marathon Oil Corp.	418,500	5,896,665
Murphy Oil Corp.(a)	121,500	4,342,410
Noble Energy, Inc.	158,600	5,727,046
ONEOK, Inc.	60,100	2,172,615
PBF Energy, Inc. (Class A Stock)	130,800	4,209,144
SM Energy Co.	67,600	2,106,416
Southwestern Energy Co.*(a)	256,000	3,438,080
Tesoro Corp.	63,300	5,044,377

		46,214,855

Paper & Forest Products 0.1%
Domtar Corp.	14,100	544,824

Real Estate Investment Trusts (REITs) 11.7%
American Capital Agency Corp.	209,700	3,852,189
Annaly Capital Management, Inc.	713,400	7,433,628
AvalonBay Communities, Inc.	26,342	4,657,002
Brandywine Realty Trust	411,000	6,144,450
Brixmor Property Group, Inc.	86,100	2,174,025
CBL & Associates Properties, Inc.	372,700	4,353,136
Columbia Property Trust, Inc.	246,304	5,492,579
Corrections Corp. of America	124,700	3,793,374
Equity Commonwealth*	166,800	4,655,388
Forest City Realty Trust, Inc. (Class A Stock)	143,000	2,971,540
HCP, Inc.	106,900	3,616,427
Hospitality Properties Trust	215,100	5,504,409
MFA Financial, Inc.	320,300	2,213,273
Mid-America Apartment Communities, Inc.	51,300	4,909,923
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	287,800	5,730,098
Prologis, Inc.	41,300	1,875,433
Senior Housing Properties Trust	405,200	7,123,416
SL Green Realty Corp.	14,600	1,534,168
Starwood Property Trust, Inc.	206,500	3,997,840
Two Harbors Investment Corp.	455,100	3,563,433
Ventas, Inc.(a)	61,500	3,820,380
WP Carey, Inc.	38,300	2,339,747

		91,755,858

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	32,000	$3,685,440

Road & Rail 0.8%
AMERCO	12,700	4,470,400
Genesee & Wyoming, Inc. (Class A Stock)*(a)	25,200	1,640,772

		6,111,172

Semiconductors & Semiconductor Equipment 1.3%
First Solar, Inc.*(a)	113,400	6,332,256
Qorvo, Inc.*(a)	81,200	3,656,436

		9,988,692

Specialty Retail 2.3%
Best Buy Co., Inc.	196,000	6,287,680
Dick’s Sporting Goods, Inc.	38,800	1,797,992
Penske Automotive Group, Inc.(a)	117,000	4,578,210
Staples, Inc.	535,700	5,464,140

		18,128,022

Technology Hardware, Storage & Peripherals 0.7%
Western Digital Corp.(a)	137,400	5,614,851

Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	61,800	5,908,080

Thrifts & Mortgage Finance 0.9%
New York Community Bancorp, Inc.	482,210	7,247,616

Trading Companies & Distributors 2.1%
Air Lease Corp.(a)	207,800	6,333,744
GATX Corp.(a)	97,360	4,472,719
WESCO International, Inc.*(a)	102,700	6,037,733

		16,844,196

Wireless Telecommunication Services 0.9%
Telephone & Data Systems, Inc.	222,126	6,568,266
United States Cellular Corp.*	18,132	773,148

		7,341,414

TOTAL COMMON STOCKS (cost $769,231,333)		776,928,940

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
EXCHANGE TRADED FUND 0.4%
iShares Russell Mid-Cap Value ETF (cost $3,090,853)	43,569	$3,155,267

TOTAL LONG-TERM INVESTMENTS (cost $772,322,186)		780,084,207

SHORT-TERM INVESTMENT 11.7%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $91,605,710; includes $86,243,283 of cash collateral for securities on loan)(Note 3)(b)(c)	91,605,710	91,605,710

TOTAL INVESTMENTS 111.0% (cost $863,927,896) (Note 5)		871,689,917
Liabilities in excess of other assets (11.0)%		(86,548,907)

NET ASSETS 100.0%		$785,141,010

The following abbreviations are used in the semi annual report:

ETF—Exchange Traded Fund

OTC—Over-the-counter

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,748,431; cash collateral of $86,243,283 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

18

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,905,439	$—	$—
Airlines	5,024,694	—	—
Auto Components	13,493,159	—	—
Banks	84,383,835	—	—
Building Products	2,759,593	—	—
Capital Markets	16,532,926	—	—
Chemicals	27,519,890	—	—
Commercial Services & Supplies	3,203,074	—	—
Communications Equipment	10,136,426	—	—
Construction & Engineering	19,275,932	—	—
Consumer Finance	10,272,832	—	—
Containers & Packaging	596,697	—	—
Diversified Financial Services	13,454,991	—	—
Diversified Telecommunication Services	14,375,816	—	—
Electric Utilities	40,369,165	—	—
Electrical Equipment	483,150	—	—
Electronic Equipment, Instruments & Components	22,061,458	—	—
Energy Equipment & Services	19,547,366	—	—
Food Products	15,500,650	—	—
Health Care Providers & Services	14,400,092	—	—
Household Durables	4,288,118	—	—
Independent Power & Renewable Electricity Producers	7,586,568	—	—
Insurance	97,563,152	—	—
IT Services	4,381,440	—	—
Machinery	18,176,693	—	—
Marine	1,614,646	—	—
Media	14,427,445	—	—
Metals & Mining	30,353,170	—	—
Multi-Utilities	26,671,661	—	—
Multiline Retail	7,183,842	—	—
Oil, Gas & Consumable Fuels	46,214,855	—	—
Paper & Forest Products	544,824	—	—
Real Estate Investment Trusts (REITs)	91,755,858	—	—
Real Estate Management & Development	3,685,440	—	—
Road & Rail	6,111,172	—	—
Semiconductors & Semiconductor Equipment	9,988,692	—	—
Specialty Retail	18,128,022	—	—
Technology Hardware, Storage & Peripherals	5,614,851	—	—
Textiles, Apparel & Luxury Goods	5,908,080	—	—

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Level 1	Level 2	Level 3
Common Stocks (continued)
Thrifts & Mortgage Finance	$7,247,616	$—	$—
Trading Companies & Distributors	16,844,196	—	—
Wireless Telecommunication Services	7,341,414	—	—
Exchange Traded Fund	3,155,267	—	—
Affiliated Mutual Fund	91,605,710	—	—

Total	$871,689,917	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Insurance	12.4%
Real Estate Investment Trusts (REITs)	11.7
Affiliated Mutual Fund (including 11.0% of collateral for securities on loan)	11.7
Banks	10.7
Oil, Gas & Consumable Fuels	5.9
Electric Utilities	5.1
Metals & Mining	3.9
Chemicals	3.5
Multi-Utilities	3.4
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	2.5
Construction & Engineering	2.5
Machinery	2.3
Specialty Retail	2.3
Trading Companies & Distributors	2.1
Capital Markets	2.1
Food Products	2.0
Media	1.8
Health Care Providers & Services	1.8
Diversified Telecommunication Services	1.8
Auto Components	1.7
Diversified Financial Services	1.7
Aerospace & Defense	1.5
Consumer Finance	1.3
Communications Equipment	1.3%
Semiconductors & Semiconductor Equipment	1.3
Independent Power & Renewable Electricity Producers	1.0
Wireless Telecommunication Services	0.9
Thrifts & Mortgage Finance	0.9
Multiline Retail	0.9
Road & Rail	0.8
Textiles, Apparel & Luxury Goods	0.8
Technology Hardware, Storage & Peripherals	0.7
Airlines	0.6
IT Services	0.6
Household Durables	0.5
Real Estate Management & Development	0.5
Commercial Services & Supplies	0.4
Exchange Traded Fund	0.4
Building Products	0.4
Marine	0.2
Containers & Packaging	0.1
Paper & Forest Products	0.1
Electrical Equipment	0.1

111.0
Liabilities in excess of other assets	(11.0)

100.0%

See Notes to Financial Statements.

20

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	APRIL 30, 2016

Prudential QMA Mid-Cap Value Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value, including securities on loan of $83,748,431:
Unaffiliated investments (cost $772,322,186)	$780,084,207
Affiliated investments (cost $91,605,710)	91,605,710
Receivable for investments sold	4,313,393
Receivable for Fund shares sold	1,253,057
Dividends and interest receivable	651,507
Prepaid expenses	2,139

Total assets	877,910,013

Liabilities
Payable to broker for collateral for securities on loan	86,243,283
Payable for investments purchased	4,228,449
Payable for Fund shares reacquired	1,540,889
Management fee payable	467,434
Accrued expenses and other liabilities	138,478
Distribution fee payable	110,887
Affiliated transfer agent fee payable	39,384
Deferred directors’ fees	199

Total liabilities	92,769,003

Net Assets	$785,141,010

Net assets were comprised of:
Common stock, at par	$41,756
Paid-in capital in excess of par	785,555,198

785,596,954
Undistributed net investment income	1,515,716
Accumulated net realized loss on investment transactions	(9,733,681)
Net unrealized appreciation on investments	7,762,021

Net assets, April 30, 2016	$785,141,010

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share, ($287,010,066 ÷ 15,151,316 shares of common stock issued and outstanding)	$18.94
Maximum sales charge (5.50% of offering price)	1.10

Maximum offering price to public	$20.04

Class B
Net asset value, offering price and redemption price per share, ($6,460,248 ÷ 389,442 shares of common stock issued and outstanding)	$16.59

Class C
Net asset value, offering price and redemption price per share, ($58,417,475 ÷ 3,535,872 shares of common stock issued and outstanding)	$16.52

Class Q
Net asset value, offering price and redemption price per share, ($83,093,410 ÷ 4,356,873 shares of common stock issued and outstanding)	$19.07

Class R
Net asset value, offering price and redemption price per share, ($359,781 ÷ 18,856 shares of common stock issued and outstanding)	$19.08

Class Z
Net asset value, offering price and redemption price per share, ($349,800,030 ÷ 18,304,024 shares of common stock issued and outstanding)	$19.11

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	23

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income	$8,282,769
Affiliated income from securities lending, net	163,897
Affiliated dividend income	11,247

Total income	8,457,913

Expenses
Management fee	3,006,636
Distribution fee—Class A	411,255
Distribution fee—Class B	31,943
Distribution fee—Class C	286,399
Distribution fee—Class R	1,258
Transfer agent’s fees and expenses (including affiliated expense of $104,200)	465,000
Custodian and accounting fees	64,000
Registration fees	64,000
Shareholders’ reports	30,000
Legal fees and expenses	12,000
Audit fee	12,000
Directors’ fees	11,000
Insurance expenses	4,000
Loan interest expense	22
Miscellaneous	24,784

Total expenses	4,424,297
Less: Management fee waiver and/or expense reimbursement	(312,084)
Distribution fee waiver—Class A	(68,543)
Distribution fee waiver—Class R	(419)

Net expenses	4,043,251

Net investment income	4,414,662

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(7,815,571)
Net change in unrealized appreciation (depreciation) on investments	9,950,489

Net gain on investment transactions	2,134,918

Net Increase In Net Assets Resulting From Operations	$6,549,580

See Notes to Financial Statements.

24

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,414,662	$7,230,129
Net realized gain (loss) on investment transactions	(7,815,571)	42,185,103
Net change in unrealized appreciation (depreciation) on investments	9,950,489	(53,966,407)

Net increase (decrease) in net assets resulting from operations	6,549,580	(4,551,175)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(3,047,651)	(1,295,728)
Class B	(34,411)	—
Class C	(301,722)	—
Class Q	(1,103,808)	(309,742)
Class R	(2,777)	—
Class Z	(4,126,025)	(1,567,050)

	(8,616,394)	(3,172,520)

Distributions from net realized gains
Class A	(16,601,164)	(12,155,888)
Class B	(461,280)	(476,910)
Class C	(4,044,609)	(3,158,226)
Class Q	(4,268,930)	(1,750,728)
Class R	(20,071)	—
Class Z	(18,125,230)	(10,356,724)

	(43,521,284)	(27,898,476)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	158,643,065	458,265,697
Net asset value of shares issued in reinvestment of dividends and distributions	49,121,806	29,355,812
Cost of shares reacquired	(128,992,484)	(182,509,499)

Net increase in net assets from Fund share transactions	78,772,387	305,112,010

Total increase	33,184,289	269,489,839

Net Assets:
Beginning of period	751,956,721	482,466,882

End of period(a)	$785,141,010	$751,956,721

(a) Includes undistributed net investment income of:	$1,515,716	$5,717,448

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	25

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2016, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential QMA Mid-Cap Value Fund (the “Fund” formerly, Prudential Mid-Cap Value Fund).

The investment objective of the Fund is capital growth.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

26

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

Prudential QMA Mid-Cap Value Fund	27

Notes to Financial Statements (unaudited) (continued)

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

28

long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all

Prudential QMA Mid-Cap Value Fund	29

Notes to Financial Statements (unaudited) (continued)

the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

The Fund invests in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss) accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

30

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Pl. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The advisory fee paid to PI is accrued daily and payable monthly at an annual rate of .825% of the average daily net assets of the Fund up to $1 billion and .80% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .83% for the six months ended April 30, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was .74%.

PI has contractually agreed through February 28, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency fees, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares to .80% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively through February 28, 2017.

PIMS has advised the Fund that it has received $183,600 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential QMA Mid-Cap Value Fund	31

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that for the six months ended April 30, 2016, it received $11,590, $4,401 and $4,047, in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial,

Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses shown in the Statement of Operations also include certain out-of pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended April 30, 2016, PGIM, Inc. has been compensated approximately $16,200 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016, were $264,038,139 and $234,695,956, respectively.

32

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$865,974,135

Appreciation	59,520,212
Depreciation	(53,804,430)

Net Unrealized Appreciation	$5,715,782

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital.

The authorized capital stock of the Company is 5.5 billion shares, with a par value of $.001 per share. Of the Company’s authorized capital stock, 375 million authorized shares have been allocated to the Fund and divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z capital stock, each of which consists of 150 million, 5 million, 30 million, 40 million, 75 million, and 75 million authorized shares, respectively.

As of April 30, 2016, Prudential, through its affiliates, owned 512 shares of Class R.

Prudential QMA Mid-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	2,475,678	$44,874,677
Shares issued in reinvestment of dividends and distributions	978,009	17,447,679
Shares reacquired	(2,526,563)	(45,050,360)

Net increase (decrease) in shares outstanding before conversion	927,124	17,271,996
Shares issued upon conversion from other share class(es)	24,127	434,512
Shares reacquired upon conversion into other share class(es)	(24,287)	(428,755)

Net increase (decrease) in shares outstanding	926,964	$17,277,753

Year ended October 31, 2015
Shares sold	6,665,117	$139,494,831
Shares issued in reinvestment of dividends and distributions	629,703	12,462,566
Shares reacquired	(3,228,624)	(67,284,486)

Net increase (decrease) in shares outstanding before conversion	4,066,196	84,672,911
Shares issued upon conversion from other share class(es)	79,874	1,686,629
Shares reacquired upon conversion into other share class(es)	(73,351)	(1,541,195)

Net increase (decrease) in shares outstanding	4,072,719	$84,818,345

Class B
Six months ended April 30, 2016:
Shares sold	12,300	$203,786
Shares issued in reinvestment of dividends and distributions	29,064	455,142
Shares reacquired	(39,717)	(637,297)

Net increase (decrease) in shares outstanding before conversion	1,647	21,631
Shares reacquired upon conversion into other share class(es)	(15,075)	(239,819)

Net increase (decrease) in shares outstanding	(13,428)	$(218,188)

Year ended October 31, 2015
Shares sold	43,265	$806,608
Shares issued in reinvestment of dividends and distributions	24,970	438,216
Shares reacquired	(55,515)	(1,009,950)

Net increase (decrease) in shares outstanding before conversion	12,720	234,874
Shares reacquired upon conversion into other share class(es)	(25,041)	(461,523)

Net increase (decrease) in shares outstanding	(12,321)	$(226,649)

34

Class C	Shares	Amount
Six months ended April 30, 2016:
Shares sold	305,633	$4,940,827
Shares issued in reinvestment of dividends and distributions	257,301	4,013,889
Shares reacquired	(486,111)	(7,659,843)

Net increase (decrease) in shares outstanding before conversion	76,823	1,294,873
Shares reacquired upon conversion into other share class(es)	(28,128)	(439,788)

Net increase (decrease) in shares outstanding	48,695	$855,085

Year ended October 31, 2015
Shares sold	1,190,235	$22,055,020
Shares issued in reinvestment of dividends and distributions	165,750	2,899,159
Shares reacquired	(441,516)	(8,095,698)

Net increase (decrease) in shares outstanding before conversion	914,469	16,858,481
Shares reacquired upon conversion into other share class(es)	(74,610)	(1,393,975)

Net increase (decrease) in shares outstanding	839,859	$15,464,506

Class Q
Six months ended April 30, 2016:
Shares sold	861,170	$15,379,573
Shares issued in reinvestment of dividends and distributions	299,651	5,372,738
Shares reacquired†	(453,113)	(8,302,564)

Net increase (decrease) in shares outstanding	707,708	$12,449,747

Year ended October 31, 2015
Shares sold	3,218,294	$66,051,710
Shares issued in reinvestment of dividends and distributions	103,541	2,060,470
Shares reacquired	(1,109,938)	(23,350,288)

Net increase (decrease) in shares outstanding	2,211,897	$44,761,892

Class R
Six months ended April 30, 2016:
Shares sold	312	$5,712
Shares issued in reinvestment of dividends and distributions	1,271	22,848
Shares reacquired	(93)	(1,808)

Net increase (decrease) in shares outstanding	1,490	$26,752

Year ended October 31, 2015*
Shares sold	17,368	$363,206
Shares reacquired	(2)	(42)

Net increase (decrease) in shares outstanding	17,366	$363,164

Prudential QMA Mid-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2016:
Shares sold	5,176,389	$93,238,490
Shares issued in reinvestment of dividends and distributions	1,212,987	21,809,510
Shares reacquired	(3,693,158)	(67,340,612)

Net increase (decrease) in shares outstanding before conversion	2,696,218	47,707,388
Shares issued upon conversion from other share class(es)	40,614	727,305
Shares reacquired upon conversion into other share class(es)	(2,975)	(53,455)

Net increase (decrease) in shares outstanding	2,733,857	$48,381,238

Year ended October 31, 2015
Shares sold	10,876,210	$229,494,322
Shares issued in reinvestment of dividends and distributions	576,500	11,495,401
Shares reacquired	(3,946,513)	(82,769,035)

Net increase (decrease) in shares outstanding before conversion	7,506,197	158,220,688
Shares issued upon conversion from other share class(es)	86,404	1,831,486
Shares reacquired upon conversion into other share class(es)	(5,794)	(121,422)

Net increase (decrease) in shares outstanding	7,586,807	$159,930,752

*	Commencement of offering was December 22, 2014.
†	Includes affiliated redemption of 85 shares with a value of $1,693 for Class Q shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 2 days that the Fund had loans outstanding during the period was $243,000, borrowed at a weighted average interest rate of 1.61%. The maximum loan outstanding amount during the period was $368,000. At April 30, 2016, the Fund did not have an outstanding loan amount.

36

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential QMA Mid-Cap Value Fund	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.29		$21.57	$20.51	$15.25	$13.83	$13.12
Income (loss) from investment operations:
Net investment income	.10		.23	.17	.23	.17	.09
Net realized and unrealized gain (loss) on investments	(.08)		(.23)	2.92	5.24	1.36	.68
Total from investment operations	.02		-	3.09	5.47	1.53	.77
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.12)	(.15)	(.21)	(.11)	(.06)
Distributions from net realized gains	(1.16)		(1.16)	(1.88)	-	-	-
Total dividends and distributions	(1.37)		(1.28)	(2.03)	(.21)	(.11)	(.06)
Net asset value, end of period	$18.94		$20.29	$21.57	$20.51	$15.25	$13.83
Total Return(a):	.52%		.15%	16.54%	36.32%	11.16%	5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$287,010		$288,607	$218,957	$120,387	$79,133	$68,184
Average net assets (000)	$275,677		$267,085	$159,125	$94,162	$70,433	$73,386
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.19%	(d)	1.21%	1.22%	1.40%	1.67%	1.63%
Expenses before waivers and/or expense reimbursement	1.33%	(d)	1.35%	1.42%	1.52%	1.72%	1.68%
Net investment income	1.14%	(d)	1.09%	.81%	1.27%	1.16%	.63%
Portfolio turnover rate	32%	(e)	101%	87%	83%	25%	37%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the year.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended April 30,	Year Ended October 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.88	$19.17	$18.46	$13.76	$12.48	$11.87
Income (loss) from investment operations:
Net investment income (loss)	.03	.07	.02	.08	.05	(.02)
Net realized and unrealized gain (loss) on investments	(.08)	(.20)	2.61	4.74	1.25	.63
Total from investment operations	(.05)	(.13)	2.63	4.82	1.30	.61
Less Dividends and Distributions:
Dividends from net investment income	(.08)	-	(.04)	(.12)	(.02)	-
Distributions from net realized gains	(1.16)	(1.16)	(1.88)	-	-	-
Total dividends and distributions	(1.24)	(1.16)	(1.92)	(.12)	(.02)	-
Net asset value, end of period	$16.59	$17.88	$19.17	$18.46	$13.76	$12.48
Total Return(a):	.16%	(.59)%	15.66%	35.28%	10.40%	5.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,460	$7,202	$7,959	$5,409	$2,476	$2,962
Average net assets (000)	$6,424	$7,886	$7,163	$3,331	$2,672	$3,859
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.94% (d)	1.96%	1.97%	2.15%	2.42%	2.38%
Expenses before waivers and/or expense reimbursement	2.03% (d)	2.05%	2.12%	2.28%	2.42%	2.38%
Net investment income (loss)	.41% (d)	.35%	.08%	.48%	.40%	(.12)%
Portfolio turnover rate	32% (e)	101%	87%	83%	25%	37%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the year.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	39

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.81	$19.10	$18.40	$13.72	$12.44	$11.84
Income (loss) from investment operations:
Net investment income (loss)	.03	.06	.02	.08	.05	(.02)
Net realized and unrealized gain (loss) on investments	(.08)	(.19)	2.60	4.72	1.25	.62
Total from investment operations	(.05)	(.13)	2.62	4.80	1.30	.60
Less Dividends and Distributions:
Dividends from net investment income	(.08)	-	(.04)	(.12)	(.02)	-
Distributions from net realized gains	(1.16)	(1.16)	(1.88)	-	-	-
Total dividends and distributions	(1.24)	(1.16)	(1.92)	(.12)	(.02)	-
Net asset value, end of period	$16.52	$17.81	$19.10	$18.40	$13.72	$12.44
Total Return(a):	.15%	(.59)%	15.66%	35.24%	10.43%	5.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,417	$62,110	$50,573	$37,532	$25,976	$27,320
Average net assets (000)	$57,595	$59,460	$43,599	$30,636	$26,591	$30,706
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.94% (d)	1.96%	1.97%	2.15%	2.42%	2.38%
Expenses before waivers and/or expense reimbursement	2.03% (d)	2.05%	2.12%	2.27%	2.42%	2.38%
Net investment income (loss)	.40% (d)	.34%	.08%	.53%	.40%	(.12)%
Portfolio turnover rate	32% (e)	101%	87%	83%	25%	37%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the year.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

40

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,				January 18, 2011(d) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.47		$21.75	$20.69	$15.39	$13.95	$14.50
Income (loss) from investment operations:
Net investment income	.14		.31	.23	.31	.24	.11
Net realized and unrealized gain (loss) on investments	(.08)		(.23)	2.94	5.28	1.38	(.66)
Total from investment operations	.06		.08	3.17	5.59	1.62	(.55)
Less Dividends and Distributions:
Dividends from net investment income	(.30)		(.20)	(.23)	(.29)	(.18)	-
Distributions from net realized gains	(1.16)		(1.16)	(1.88)	-	-	-
Total dividends and distributions	(1.46)		(1.36)	(2.11)	(.29)	(.18)	-
Net asset value, end of period	$19.07		$20.47	$21.75	$20.69	$15.39	$13.95
Total Return(a):	.73%		.55%	16.87%	36.91%	11.80%	(3.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,093		$74,707	$31,261	$20,759	$5,699	$12,665
Average net assets (000)	$75,278		$43,995	$23,206	$7,480	$8,116	$13,389
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.80%	(e)	.80%	.91%	.96%	1.14%	1.13%	(e)
Expenses before waivers and/or expense reimbursement	.89%	(e)	.89%	.97%	1.10%	1.14%	1.13%	(e)
Net investment income	1.51%	(e)	1.50%	1.14%	1.67%	1.67%	.99%	(e)
Portfolio turnover rate	32%	(f)	101%	87%	83%	25%	37%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	41

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2016		December 22, 2014(f) through October 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.40		$20.98
Income (loss) from investment operations:
Net investment income	.08		.12
Net realized and unrealized gain (loss) on investments	(.08)		(.70)
Total from investment operations	-		(.58)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		-
Distributions from net realized gains	(1.16)		-
Total dividends and distributions	(1.32)		-
Net asset value, end of period	$19.08		$20.40
Total Return(a):	.38%		(2.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$360		$354
Average net assets (000)	$337		$261
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.44%	(d)	1.51%	(d)
Expenses before waivers and/or expense reimbursement	1.78%	(d)	1.81%	(d)
Net investment income	.88%	(d)	.67%	(d)
Portfolio turnover rate	32%	(e)	101%	(e)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

42

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.49		$21.76	$20.68	$15.38	$13.94	$13.21
Income (loss) from investment operations:
Net investment income	.12		.28	.21	.25	.20	.15
Net realized and unrealized gain (loss) on investments	(.08)		(.22)	2.95	5.30	1.38	.67
Total from investment operations	.04		.06	3.16	5.55	1.58	.82
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.17)	(.20)	(.25)	(.14)	(.09)
Distributions from net realized gains	(1.16)		(1.16)	(1.88)	-	-	-
Total dividends and distributions	(1.42)		(1.33)	(2.08)	(.25)	(.14)	(.09)
Net asset value, end of period	$19.11		$20.49	$21.76	$20.68	$15.38	$13.94
Total Return(a):	.64%		.45%	16.80%	36.60%	11.51%	6.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$349,800		$318,977	$173,716	$27,007	$6,093	$5,095
Average net assets (000)	$317,668		$262,069	$82,847	$12,271	$5,660	$7,832
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.94%	(d)	.96%	.97%	1.10%	1.42%	1.38%
Expenses before waivers and/or expense reimbursement	1.03%	(d)	1.05%	1.11%	1.26%	1.42%	1.38%
Net investment income	1.37%	(d)	1.31%	1.02%	1.36%	1.39%	1.07%
Portfolio turnover rate	32%	(e)	101%	87%	83%	25%	37%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the year.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	43

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential QMA Mid-Cap Value Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA MID-CAP VALUE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	SPRAX	SVUBX	NCBVX	PMVQX	SDVRX	SPVZX
CUSIP	74441L105	74441L204	74441L303	74441L824	74441L782	74441L709

MF202E2    0292993-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2016